Employee Benefit Plans - Pension Funding (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Projected benefit obligation	$ 67,623	$ 72,864	$ 64,700
Fair value of plan assets	(6,391)	(7,474)	$ (7,003)
Pension provision	$ 61,232	$ 65,390